Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Loss (Parentheticals) - $ / shares	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
As previously reported [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Loss (Parentheticals) [Line Items]
Net loss per common share, diluted, attributable to the equity holder of the parent (in Dollars per share)	$ (511.03)	$ (706.13)
Adjustments Government grant liability [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Loss (Parentheticals) [Line Items]
Net loss per common share, diluted, attributable to the equity holder of the parent (in Dollars per share)
Adjustments Development costs [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Loss (Parentheticals) [Line Items]
Net loss per common share, diluted, attributable to the equity holder of the parent (in Dollars per share)
Adjustments Others [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Loss (Parentheticals) [Line Items]
Net loss per common share, diluted, attributable to the equity holder of the parent (in Dollars per share)
Adjustments Total [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Loss (Parentheticals) [Line Items]
Net loss per common share, diluted, attributable to the equity holder of the parent (in Dollars per share)	(2.78)	(16.91)
As restated [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Loss (Parentheticals) [Line Items]
Net loss per common share, diluted, attributable to the equity holder of the parent (in Dollars per share)	$ (513.80)	$ (723.05)